Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Tax (expense) recovery [Table Text Block]
	Year ended
	December 31, 2023	December 31, 2022
Income tax expense	$(88)	$(7,688)
Deferred income tax recovery	2,786	1,423
Total	$2,698	$(6,265)

Disclosure of detailed information about effective income tax (expense) recovery [Table Text Block]
	Year Ended
	December 31, 2023	December 31, 2022
Net income (loss) before tax	$(35,056)	$4,039
Expected income tax recovery (expense) based on statutory rate	9,290	(1,070)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(641)	(6,718)
Tax effect of unrecognized temporary differences and tax losses	(5,505)	(1,442)
Tax incentives and tax loss benefit not previously recognized	-	4,581
Effect of tax rates in foreign jurisdictions	(584)	(1,669)
Foreign exchange and other	138	53
Income tax recovery (expense)	$2,698	$(6,265)

Disclosure of detailed information about deferred income tax balances [Table Text Block]
	December 31, 2023	December 31, 2022
Deferred income tax asset	$7,495	$4,596
Net deferred income tax asset	$7,495	$4,596

	Year ended	2022
	December 31, 2023	December 31, 2022
Net deferred income tax asset, beginning of the year	$4,596	$3,343
Deferred income tax recovery	2,786	1,423
Effect of foreign exchange	113	(170)
Net deferred income tax asset, end of the year	$7,495	$4,596

Disclosure of detailed information about changes in deferred income tax balances [Table Text Block]
	December 31, 2023	December 31, 2022
Brazil
Recognized deferred tax assets:
Non-capital losses	$18,148	$11,210
Mine properties	1,694	1,999
Recognized deferred tax liabilities:
Transitional tax regime	(11,806)	(7,825)
Provisions	(3,796)	(3,402)
	$4,240	$1,982
Canada
Recognized deferred tax assets:
Non-capital losses	$3,252	$1,690
Ireland
Recognized deferred tax assets:
Non-capital losses	$-	$911
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,207	$1,738
Provisions and other	3	13
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,207)	(1,738)
	$3	$13

Net deferred income tax asset	$7,495	$4,596

Disclosure of detailed information about deductible temporary differences [Table Text Block]
	December 31, 2023	December 31, 2022
Canada
Non-capital loss carry-forwards	$36,690	$45,649
Mine properties, plant and equipment	17,904	17,561
Capital losses and foreign exchange	12,260	11,760
Vanadium assets	4,862	-
Share issue costs	324	438
Ireland
Non-capital loss carry-forwards	$2,382	$-
Mine properties, plant and equipment	$1	$-
U.S.
Non-capital loss carry-forwards	$48,819	$36,645
Inventory	6,435	-
Provisions and other	1,374	361
Mine properties, plant and equipment	587	267

Disclosure of detailed information about expiraton period of non capital losses [Table Text Block]
Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2034	$15,586	2037	$3,848	2040	$65
2035	136	2038	11,315	2041	322
2036	2,754	2039	13,751	2042	1,179
					$48,956